Pensions and other post retirement benefits (Tables)	12 Months Ended
Mar. 31, 2019
Employee Benefits [Abstract]
Schedule of results of most recent actuarial valuations
The results of the most recent actuarial valuations are shown below. See page 147 for the assumptions used for IAS 19 (revised) purposes. Actuarial valuations for all the schemes are currently being performed as at 31 March 2019.

	Section A of NGUKPS	Section B of NGUKPS	NGEG of ESPS
Latest full actuarial valuation	31 March 2017	31 March 2017	31 March 2016
Actuary	Willis Towers Watson	Willis Towers Watson	Aon Hewitt
Market value of scheme assets at latest valuation	£6,716m	£5,849m	£2,553m
Actuarial value of benefits due to members	£6,627m	£6,057m	£3,053m
Market value as percentage of benefits	101%	97%	84%
Funding surplus/(deficit)	£89m	(£208m)	(£500m)
Funding surplus/(deficit) net of tax	£74m	(£173m)	(£415m)

Schedule of security agreements

	Section A of NGUKPS	Section B of NGUKPS	NGEG of ESPS
Value of security arrangements at 31 March 2019	£315m	£179m	£250m
Principal supporting employers	National Grid plc and National Grid UK Limited	National Grid Gas plc (NGG)	National Grid Electricity Transmission plc (NGET)
Additional amounts payable[1]	£72m	A maximum of £280m	A maximum of £500m

1.	These amounts are payable if certain trigger events occur which have been individually agreed between the schemes and their relevant supporting employers.

Disclosure of actuarial assumptions

	2019		2018		2017
	UK years	US years	UK years	US years	UK years	US years

Assumed life expectations for a retiree age 65
Males	22.0	22.1	22.3	22.0	22.9	21.9
Females	23.6	24.2	23.9	24.2	24.7	24.1
In 20 years:
Males	23.3	23.7	23.7	23.6	25.1	23.6
Females	25.2	25.9	25.5	25.8	27.1	25.7
The Company has applied the following financial assumptions in assessing DB liabilities.

	UK pensions
	2019	2018	2017
	%	%	%
Discount rate – past service	2.40	2.60	2.40
Discount rate – future service	2.45	2.65	2.65
Salary increases	3.50	3.40	3.50
Rate of increase in RPI – past service	3.25	3.15	3.20
Rate of increase in RPI – future service	3.20	3.10	3.15

	US pensions			US other post-retirement benefits
	2019	2018	2017	2019	2018	2017
	%	%	%	%	%	%
Discount rate	3.95	4.00	4.25	3.95	4.00	4.25
Salary increases	3.50	3.50	3.50	3.50	3.50	3.50
Initial healthcare cost trend rate	n/a	n/a	n/a	7.25	7.50	7.00
Ultimate healthcare cost trend rate	n/a	n/a	n/a	4.50	4.50	4.50

Amounts recognised in the statement of financial position
Amounts recognised in the consolidated statement of financial position

	2019	2018	2017
	£m	£m	£m
Present value of funded obligations	(24,609)	(23,747)	(25,890)
Fair value of plan assets	24,793	23,858	24,375
	184	111	(1,515)
Present value of unfunded obligations	(330)	(307)	(340)
Other post-employment liabilities	(72)	(67)	(78)
Net defined benefit liability	(218)	(263)	(1,933)
Represented by:
Liabilities	(1,785)	(1,672)	(2,536)
Assets	1,567	1,409	603
	(218)	(263)	(1,933)
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK Pensions			US Pensions			US other post-retirement benefits
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Present value of funded obligations	(14,200)	(14,152)	(15,565)	(6,901)	(6,349)	(6,790)	(3,508)	(3,246)	(3,535)
Fair value of plan assets	15,507	15,330	15,489	6,646	6,030	6,322	2,640	2,498	2,564
	1,307	1,178	(76)	(255)	(319)	(468)	(868)	(748)	(971)
Present value of unfunded obligations	(76)	(74)	(80)	(254)	(233)	(260)	—	—	—
Other post-employment liabilities	—	—	—	—	—	—	(72)	(67)	(78)
Net defined benefit asset/(liability)	1,231	1,104	(156)	(509)	(552)	(728)	(940)	(815)	(1,049)
Represented by:
Liabilities	(76)	(74)	(536)	(769)	(783)	(951)	(940)	(815)	(1,049)
Assets	1,307	1,178	380	260	231	223	—	—	—
	1,231	1,104	(156)	(509)	(552)	(728)	(940)	(815)	(1,049)

Amounts recognised in the income statement and statement of other comprehensive income
Amounts recognised in the income statement and statement of other comprehensive income

	2019	2018	2017
	£m	£m	£m
Included within operating costs
Administration costs	14	16	16
Included within payroll costs
Defined benefit scheme costs:
Current service cost	193	193	232
Past service cost – augmentations	5	1	1
Past service credit – redundancies	(7)	(1)	(1)
Special termination benefit cost – redundancies	55	9	7
Past service cost – plan amendments	34	—	—
	280	202	239
Included within finance income and costs
Net interest cost	22	65	105
Included within gain on disposal of discontinued operations
Administration costs	—	—	5
Disposal of UK Gas Distribution	—	—	34
	—	—	39
Total included in income statement[1,2]	316	283	399
Remeasurement gains of pension assets and post-retirement benefit obligations	68	1,313	348
Exchange adjustments	(101)	175	(345)
Total included in the statement of other comprehensive income[2]	(33)	1,488	3

1.
Amounts recognised in the income statement include operating costs of £nil (2018: £nil; 2017: £1 million); payroll costs of £nil (2018: £nil; 2017: £35 million); and net interest of £nil (2018: £nil; 2017: £2 million income) presented within profit from discontinued operations. These amounts all relate to UK pensions. In addition there is a net charge of £52 million (2018: £nil; 2017: £nil) relating to redundancy pension costs in respect of the UK cost efficiency and restructuring programme included within exceptional items.

2.
Amounts recognised in the statement of other comprehensive income include remeasurements of pension assets and post-retirement benefit obligations of £nil (2018: £nil; 2017: £75 million loss) presented within discontinued operations. These amounts all relate to UK pensions.

The geographical split of pensions and other post-retirement benefits is as shown below:

	UK Pensions			US Pensions			US other post-retirement benefits
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Included within operating costs
Administration costs	6	6	6	7	9	9	1	1	1
Included within payroll costs
Defined benefit scheme costs:
Current service cost	41	49	76	104	98	103	48	46	53
Past service cost – augmentations	5	1	1	—	—	—	—	—	—
Past service credit – redundancies	(7)	(1)	(1)	—	—	—	—	—	—
Special termination benefit cost – redundancies	55	9	7	—	—	—	—	—	—
Past service cost – plan amendments	34	—	—	—	—	—	—	—	—
	128	58	83	104	98	103	48	46	53
Included within finance income and costs
Net interest cost	(31)	3	—	21	27	43	32	35	62
Included within gain on disposal of discontinued operations
Administration costs	—	—	5	—	—	—	—	—	—
Disposal of UK Gas Distribution	—	—	34	—	—	—	—	—	—
	—	—	39	—	—	—	—	—	—
Total included in income statement	103	67	128	132	134	155	81	82	116
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations	57	1,177	(541)	(14)	27	319	25	109	570
Exchange adjustments	—	—	—	(42)	75	(140)	(59)	100	(205)
Total included in the statement of other comprehensive income	57	1,177	(541)	(56)	102	179	(34)	209	365

Disclosure of reconciliation of the net defined benefit liability
Reconciliation of the net defined benefit liability

	2019	2018	2017
	£m	£m	£m
Opening net defined benefit liability	(263)	(1,933)	(2,585)
Cost recognised in the income statement	(316)	(283)	(399)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(33)	1,488	3
Employer contributions	419	475	1,073
Other movements	(25)	(10)	(25)
Closing net defined benefit liability	(218)	(263)	(1,933)
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening net defined benefit asset/(liability)	1,104	(156)	(15)	(552)	(728)	(1,009)	(815)	(1,049)	(1,561)
Cost recognised in the income statement	(103)	(67)	(128)	(132)	(134)	(155)	(81)	(82)	(116)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	57	1,177	(541)	(56)	102	179	(34)	209	365
Employer contributions	174	150	528	231	208	257	14	117	288
Other movements	(1)	—	—	—	—	—	(24)	(10)	(25)
Closing net defined benefit asset/(liability)	1,231	1,104	(156)	(509)	(552)	(728)	(940)	(815)	(1,049)

25. Pensions and other post-retirement benefits continued
Changes in the present value of defined benefit obligations (including unfunded obligations)

	2019	2018	2017
	£m	£m	£m
Opening defined benefit obligations	(24,054)	(26,230)	(28,952)
Current service cost	(193)	(193)	(232)
Interest cost	(771)	(775)	(1,057)
Actuarial (losses)/gains – experience	(69)	(100)	166
Actuarial gains – demographic assumptions	266	671	225
Actuarial (losses)/gains – financial assumptions	(619)	174	(3,377)
Past service credit – redundancies	7	1	1
Special termination benefit cost – redundancies	(55)	(9)	(7)
Past service cost – augmentations	(5)	(1)	(1)
Past service cost – plan amendments	(34)	—	—
Medicare subsidy received	(19)	(21)	(14)
Obligations transferred on disposal of UK Gas Distribution	—	—	6,970
Employee contributions	(1)	(1)	(1)
Benefits paid	1,376	1,285	1,443
Exchange adjustments	(768)	1,145	(1,394)
Closing defined benefit obligations	(24,939)	(24,054)	(26,230)
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening defined benefit obligations	(14,226)	(15,645)	(19,416)	(6,582)	(7,050)	(6,145)	(3,246)	(3,535)	(3,391)
Current service cost	(41)	(49)	(76)	(104)	(98)	(103)	(48)	(46)	(53)
Interest cost	(358)	(366)	(615)	(277)	(273)	(285)	(136)	(136)	(157)
Actuarial (losses)/gains – experience	(56)	(95)	106	(52)	(38)	(2)	39	33	62
Actuarial gains – demographic assumptions	224	565	214	—	30	2	42	76	9
Actuarial (losses)/gains – financial assumptions	(568)	604	(3,751)	(24)	(279)	37	(27)	(151)	337
Past service credit – redundancies	7	1	1	—	—	—	—	—	—
Special termination benefit cost – redundancies	(55)	(9)	(7)	—	—	—	—	—	—
Past service cost – augmentations	(5)	(1)	(1)	—	—	—	—	—	—
Past service cost – plan amendments	(34)	—	—	—	—	—	—	—	—
Medicare subsidy received	—	—	—	—	—	—	(19)	(21)	(14)
Obligations transferred on disposal of UK Gas Distribution	—	—	6,970	—	—	—	—	—	—
Employee contributions	(1)	(1)	(1)	—	—	—	—	—	—
Benefits paid	837	770	931	398	362	349	141	153	163
Exchange adjustments	—	—	—	(514)	764	(903)	(254)	381	(491)
Closing defined benefit obligations	(14,276)	(14,226)	(15,645)	(7,155)	(6,582)	(7,050)	(3,508)	(3,246)	(3,535)
25. Pensions and other post-retirement benefits continued
Changes in the value of plan assets

	2019	2018	2017
	£m	£m	£m
Opening fair value of plan assets	23,858	24,375	26,434
Interest income	749	710	952
Return on plan assets in excess of interest	490	568	3,334
Administration costs	(14)	(16)	(21)
Employer contributions	419	475	1,073
Employee contributions	1	1	1
Benefits paid	(1,377)	(1,285)	(1,443)
Exchange adjustments	667	(970)	1,049
Assets transferred on disposal of UK Gas Distribution	—	—	(7,004)
Closing fair value of plan assets	24,793	23,858	24,375
Actual return on plan assets	1,239	1,278	4,286
Expected contributions to plans in the following year	307	363	491
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening fair value of plan assets	15,330	15,489	19,401	6,030	6,322	5,136	2,498	2,564	1,897
Interest income	389	363	615	256	246	242	104	101	95
Return on plan assets in excess of/(less than) interest	457	103	2,890	62	314	282	(29)	151	162
Administration costs	(6)	(6)	(11)	(7)	(9)	(9)	(1)	(1)	(1)
Employer contributions	174	150	528	231	208	257	14	117	288
Employee contributions	1	1	1	—	—	—	—	—	—
Benefits paid	(838)	(770)	(931)	(398)	(362)	(349)	(141)	(153)	(163)
Exchange adjustments	—	—	—	472	(689)	763	195	(281)	286
Assets transferred on disposal of UK Gas Distribution	—	—	(7,004)	—	—	—	—	—	—
Closing fair value of plan assets	15,507	15,330	15,489	6,646	6,030	6,322	2,640	2,498	2,564
Actual return on plan assets	846	466	3,505	318	560	524	75	252	257
Expected contributions to plans in the following year	148	140	128	150	221	229	9	2	134

Disclosure of asset allocations
Asset allocations
Within the asset allocations below, there is significant diversification across regions, asset managers, currencies and bond categories.
UK pensions

	2019				2018			2017
	Quoted	Unquoted		Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m		£m	£m	£m	£m	£m	£m	£m
Equities[1]	1,181	784		1,965	1,420	813	2,233	2,624	596	3,220
Corporate bonds	3,625	—		3,625	3,949	—	3,949	3,526	—	3,526
Government securities	6,114	—		6,114	5,629	—	5,629	5,406	—	5,406
Property	108	749		857	129	834	963	90	708	798
Diversified alternatives	—	771		771	99	690	789	250	628	878
Liability-matching assets	1,751	(35	)²	1,716	1,174	—	1,174	1,162	—	1,162
Cash and cash equivalents	40	259		299	211	215	426	211	412	623
Other (including net current assets and liabilities)	—	160		160	—	167	167	(148)	24	(124)
	12,819	2,688		15,507	12,611	2,719	15,330	13,121	2,368	15,489

1.	Included within equities at 31 March 2019 were ordinary shares of National Grid plc with a value of £nil (2018: £nil; 2017: £2 million).

2.	Comprises the longevity insurance contract within the NGEG of the ESPS.
US pensions

	2019			2018			2017
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	533	2,178	2,711	577	1,954	2,531	698	1,915	2,613
Corporate bonds	1,329	425	1,754	1,085	413	1,498	1,130	537	1,667
Government securities	422	640	1,062	414	565	979	872	71	943
Property	—	316	316	—	279	279	—	335	335
Diversified alternatives	183	487	670	198	421	619	209	433	642
Infrastructure	—	99	99	—	77	77	—	79	79
Cash and cash equivalents	21	—	21	14	—	14	28	—	28
Other (including net current assets and liabilities)	(8)	21	13	6	27	33	3	12	15
	2,480	4,166	6,646	2,294	3,736	6,030	2,940	3,382	6,322
US other post-retirement benefits

	2019			2018			2017
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	404	1,184	1,588	412	1,110	1,522	405	1,162	1,567
Corporate bonds	19	—	19	24	—	24	19	—	19
Government securities	540	3	543	508	2	510	520	1	521
Diversified alternatives	175	166	341	161	144	305	166	149	315
Other[1]	—	149	149	—	137	137	—	142	142
	1,138	1,502	2,640	1,105	1,393	2,498	1,110	1,454	2,564

1.	Other primarily comprises insurance contracts.
Asset allocation strategy
Each plan’s investment strategy is formulated specifically in order to target specific asset allocations and returns, and to manage risk. The asset allocation of the plans as at 31 March 2019 is as follows:

	UK pensions	US pensions	US other post-retirement benefits
	%	%	%
Equities	12.7	40.8	60.2
Corporate bonds	23.4	26.4	0.7
Government securities	39.4	16.0	20.6
Property	5.5	4.7	—
Diversified alternatives	5.0	10.1	12.9
Liability matching assets	11.1	—	—
Infrastructure	—	1.5	—
Cash and cash equivalents	1.9	0.3	—
Other	1.0	0.2	5.6
	100.0	100.0	100.0